Stockholder's Equity, Warrants (Detail) - $ / shares	4 Months Ended
	Jun. 30, 2020	Jun. 09, 2020
Expiration period of warrants	5 years	5 years
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Number of trading days		20 days
Trading day threshold period		30 days
Minimum [Member]
Period for warrants to become exercisable	30 days	30 days
Maximum [Member]
Period for warrants to become exercisable	12 months	12 months
Number of days to file registration statement	20 months	20 days
Period for registration statement to become effective	60 months	60 days
Class A Ordinary Shares [Member]
Period for warrants to become exercisable	90 days
Share price (in dollars per share)	$ 10.00	$ 10.00
Warrant redemption price (in dollars per share)		$ 0.10
Notice period to redeem warrants		30 days
Period for warrants to become exercisable		90 days
Class A Ordinary Shares [Member] | Minimum [Member]
Period for warrants to become exercisable		30 days
Share price (in dollars per share)	$ 18.00	$ 18.00